Income Taxes - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax assets, net			$ 41,362
Income tax expense (benefit)	$ 39,631	$ (5,143)